Condensed financial information of the parent company - Condensed Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 09, 2018 CNY (¥)	Aug. 09, 2018 USD ($)	Sep. 26, 2017 CNY (¥)	Sep. 26, 2017 USD ($)	Jul. 25, 2017 CNY (¥)	Jul. 25, 2017 USD ($)
Current assets:
Cash and cash equivalents	¥ 1,296,924	$ 203,516	¥ 1,252,493
Total current assets	3,247,732	509,640	1,745,816
Non-current assets:
Other non-current assets	164,986	25,890	52,775
Total non-current assets	1,150,249	180,499	1,039,819
Total assets	4,397,981	690,139	2,785,635
Current liabilities:
Accruals and other current liabilities	238,510	37,427	219,210
Total current liabilities	1,028,365	161,373	854,833
Non-current liabilities:
Other non-current liabilities	16,489	2,587
Total non-current liabilities	137,592	21,591	232,188
Total liabilities	1,165,957	182,964	1,087,021
Mezzanine equity:
Total mezzanine equity			5,137,874	¥ 1,421,083	¥ 587,732
Shareholders' deficit:
Ordinary shares			83
Treasury shares (46,566,250 and 9,365,006 shares as of December 31, 2020 and 2021, respectively)	(27,784)	(4,360)
Additional paid-in capital	11,799,301	1,851,568
Statutory reserves	16,593	2,604	16,593
Accumulated other comprehensive income	51,556	8,090	201,823
Accumulated deficit	(8,607,989)	(1,350,781)	(3,657,759)
Total shareholders' (deficit)/equity	3,232,024	507,175	(3,439,260)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	4,397,981	690,139	2,785,635
Series Seed Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			1,091,899	301,268	184,706
Temporary Equity, Subscriptions Receivable										¥ (28,711)	$ (4,183)
Series A Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			472,723	139,432	75,182
Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			1,089,555	322,883	205,819
Temporary Equity, Subscriptions Receivable		(10,000)				¥ (20,668)	$ (3,000)	¥ (10,399)	$ (1,515)
Series B-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			106,828	34,538	26,216
Series B-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			578,091	194,351	134,919
Series C-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			870,794	383,148
Series C-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			154,847	69,880
Series D-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible redeemable preferred shares			773,137
Receivable from a holder of Series C-2 Preferred Share
Mezzanine equity:
Temporary Equity, Subscriptions Receivable				(24,417)
Class A ordinary shares
Shareholders' deficit:
Ordinary shares	296	46
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	51	$ 8
Parent Company
Current assets:
Cash and cash equivalents	59,079		722,764	¥ 49,106	¥ 11,240
Prepayments and other current assets	987
Total current assets	60,066		722,764
Non-current assets:
Investment in subsidiaries	1,919,167		990,864
Amounts due from related parties	1,300,477
Other non-current assets			5,505
Total non-current assets	3,219,644		996,369
Total assets	3,279,710		1,719,133
Current liabilities:
Accruals and other current liabilities	6,606		20,519
Amounts due to related parties	24,591
Total current liabilities	31,197		20,519
Non-current liabilities:
Other non-current liabilities	16,489
Total non-current liabilities	16,489
Total liabilities	47,686		20,519
Shareholders' deficit:
Ordinary shares			83
Treasury shares (46,566,250 and 9,365,006 shares as of December 31, 2020 and 2021, respectively)	(27,784)
Additional paid-in capital	11,799,301
Statutory reserves	16,593		16,593
Accumulated other comprehensive income	51,556		201,823
Accumulated deficit	(8,607,989)		(3,657,759)
Total shareholders' (deficit)/equity	3,232,024		(3,439,260)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	3,279,710		1,719,133
Parent Company | Series Seed Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			1,091,899
Parent Company | Series A Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			472,723
Parent Company | Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			1,089,555
Parent Company | Series B-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			106,828
Parent Company | Series B-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			578,091
Parent Company | Series C-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			870,794
Parent Company | Series C-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			154,847
Parent Company | Series D-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			773,137
Total mezzanine equity			¥ 5,137,874
Parent Company | Class A ordinary shares
Shareholders' deficit:
Ordinary shares	296
Parent Company | Class B ordinary shares
Shareholders' deficit:
Ordinary shares	¥ 51